Document and Entity Information	12 Months Ended
Apr. 30, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	Vizsla Silver Corp.
Entity Central Index Key	0001796073
Current Fiscal Year End Date	--04-30
Document Type	40-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Entity Common Stock, Shares Outstanding	207,938,329
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-41225
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 700, 1090 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3V7
City Area Code	604
Local Phone Number	364-2215
Title of 12(b) Security	Common Shares
Trading Symbol	VZLA
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Jian-Kun Xu
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	1930
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102